Deferred Charges, net (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Changes in deferred charges, net
Balance at the beginning of the period	$ 99,711	$ 24,692
Additions	4,300	90,519
Amortization	(9,244)	(15,500)
Balance at the end of the period	94,767	99,711
Period of amortization for deferred costs	2 years 6 months
Drydocking and Special Survey Costs
Changes in deferred charges, net
Balance at the beginning of the period	6,431	5,013
Additions	4,158	7,218
Amortization	(2,614)	(5,800)
Balance at the end of the period	7,975	6,431
Finance and other Costs
Changes in deferred charges, net
Balance at the beginning of the period	93,280	19,679
Additions	142	83,301
Amortization	(6,630)	(9,700)
Balance at the end of the period	$ 86,792	$ 93,280